ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Organization and Description of Business (Textual)
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Description of changed its name	November 1, 2019, immediately following the name change, the Company filed a Certificate of Change with the Secretary of State of the State of Nevada to effect a reverse split of the Company's common stock, par value $0.0001 per share (the "common stock") at a ratio of 1-for-10, effective on November 1, 2019 (the Reverse Stock Split"). As a result of the Reverse Stock Split, each ten pre-split shares of common stock outstanding automatically combined into one new share of common stock without any further action on the part of the holders, and the number of outstanding shares of common stock was reduced from 320,477,867 shares to 32,047,817 after rounding for fractional shares.
Percentage of ownership		99.90%
IPS retained shares of common stock	5,000,000
Stock Purchase Agreement [Member]
Organization and Description of Business (Textual)
Description of the business		Qpagos Mexico and Redpag pursuant to the SPA, in exchange for 2,250,000 shares of common stock of Vivi Holdings, of which nine percent (9%) was allocated to the following: Gaston Pereira (5%), Andrey Novikov (2.5%), and Joseph Abrams (1.5%).
Vivi Holdings [Member]
Organization and Description of Business (Textual)
Percentage of ownership		9.00%
Exchange of shares		2,250,000
Gaston Pereira [Member]
Organization and Description of Business (Textual)
Percentage of ownership		5.00%
Andrey Novikov [Member]
Organization and Description of Business (Textual)
Percentage of ownership		2.50%
Joseph Abrams [Member]
Organization and Description of Business (Textual)
Percentage of ownership		1.50%
Common Stock [Member]
Organization and Description of Business (Textual)
Reverse stock split, description	Pursuant to the Merger Agreement, upon consummation of the Merger, each share of Qpagos Corporation’s capital stock issued and outstanding immediately prior to the Merger was converted into the right to receive two shares of IPSI common stock, par value $0.0001 per share (the “Common Stock”). Additionally, pursuant to the Merger Agreement, upon consummation of the Merger, IPSI assumed all of Qpagos Corporation’s warrants issued and outstanding immediately prior to the Merger, which were exercisable for approximately 6,219,200 pre reverse split (621,920 post reverse split that was effected in November 2019) shares of Common Stock, respectively, as of the date of the Merger. Prior to and as a condition to the closing of the Merger, the then-current IPSI stockholder of 5,000,000 pre reverse split (500,000 post reverse split that was effected in November 2019) shares of Common Stock agreed to return to IPSI 4,975,000 pre reverse split (497,500 post reverse split that was effected in November 2019) shares of Common Stock held by such holder to IPSI and the then-current IPSI stockholder retained an aggregate of 25,000 pre reverse split (2,500 post reverse split that was effected in November 2019) shares of Common Stock and the other stockholders of IPSI retained 5,000,000 pre reverse split (500,000 post reverse split that was effected in November 2019) shares of Common Stock. Therefore, immediately following the Merger, Qpagos Corporation’s former stockholders held 49,929,000 pre reverse split (4,992,900 post reverse split that was effected in November 2019) shares of IPSI common stock which represented approximately 91% of the outstanding Common Stock.
Qpagos Corporation [Member]
Organization and Description of Business (Textual)
Number of common stock issued	5,000,000
Number of common stock others		2
Number of common stock held	49,929,000
Common stock, par value (in dollars per share)	$ 0.0001
Date of acquisition agreement	May 12, 2016
Percentage of ownership		100.00%
Exchange of shares		2,250,000
Qpagos Corporation [Member] | Ownership [Member]
Organization and Description of Business (Textual)
Percentage of outstanding shares	91.00%